Loss per Share (Details) - Schedule of basic and diluted net profit (loss) per share attributed to the ordinary shareholders - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to the Company Ordinary Shares $	$ 53,484	$ 3,741
Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary Shares, basic and diluted	87,487	65,639
Net loss per share attributable to Ordinary Shares, basic and diluted: $	$ (611.33)	$ (56.99)